Segment Reporting	6 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 20 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. All of the Company’s operating facilities and long-lived assets are in China, although the Company sells its products across different geographic regions. Based on management’s assessment, the Company has determined that it has only one operating segment as defined by ASC 280.

The following table presents revenues by geographic areas for the six months ended March 31, 2023 and 2022, respectively.

	March 31, 2023		March 31, 2022
	Revenues Amount	As % of Revenues	Revenues Amount	As % of Revenues
	(In USD)		(In USD)
Country/Region	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Mainland China	$33,524,738	98%	$55,034,541	92%
Hong Kong and Taiwan	761,136	2%	5,060,120	8%
Southeast Asia	9,240	-	-	-
Total	$34,295,114	100%	$60,094,661	100%